Convertible Promissory Notes in Default and Due On Demand (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Jan. 05, 2010 Securities Purchase Agreement	Jan. 06, 2010 Securities Purchase Agreement	Mar. 31, 2014 Eight Percent Senior Convertible Promissory Note	Jun. 30, 2013 Eight Percent Senior Convertible Promissory Note	Jan. 06, 2010 Eight Percent Senior Convertible Promissory Note
Sale of Stock, Number of Shares Issued in Transaction								6,000,000
Proceeds from Issuance or Sale of Equity								$ 12,000,000
Debt Instrument, Interest Rate, Effective Percentage	9.00%		9.00%						8.00%			8.00%
Common Stock Convertible Conversion Price									$ 2.00			$ 2.00
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 2.40
Debt Instrument, Maturity Date	Aug. 14, 2014									Jan. 05, 2012	Jan. 05, 2012
Accretion of Note Discount	0	0	0	0	0	8,997,898
Interest Expense, Debt	228,542	253,935	724,412	815,326	1,069,261	10,875,038
Description On Event Of Default	upon an Event of Default, and provided no more than 50% of the aggregate face amount of the Notes have been converted, the Investors holding Notes have the right to				upon an Event of Default, and provided no more than 50% of the aggregate face amount of the Notes have been converted, the Investors holding Notes have the right to
Debt Instrument, Interest Rate at Period End							12.00%
Convertible Notes Payable, Current	$ 7,618,050		$ 7,618,050		$ 8,464,500
Debt Instrument, Debt Default, Description of Violation or Event of Default	the Company’s principal shareholder, Mr. Qu, is obligated to deliver 1,000,000 shares of Common Stock to the Investors if a default occurs.				the Company’s principal shareholder, Mr. Qu, is obligated to deliver 1,000,000 shares of Common Stock to the Investors if certain Events of Default occur.